SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Depreciation Rates) (Details)	12 Months Ended
	Dec. 31, 2013
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	10.00%	[1]
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	50.00%	[1]
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member] | Mainly [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	30.00%
Office furniture and equipment [Member] | Mainly [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	The shorter of the term of the lease or the useful life of the asset

[1]	Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.